Note 14 - Property and equipment, net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 762,466	$ 815,532	$ 721,451
Gain (Loss) on Sale of Property Plant Equipment	78,089	16,012	(12,828)
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment		$ 43,707